Schedule I - Condensed Financial Information of the Registrant - Dividends Paid (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividends paid	$ 174,400	$ 1,086,281	$ 16,000	$ 107,000	$ 1,260,681	$ 123,000